SA Franklin Allocation Moderately Aggressive Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	14.24%	12.55%
SA Frk Alloc Mod Aggr Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.61%	9.41%		9.10%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	19.21%	10.05%		8.58%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	19.01%	9.88%		8.41%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	18.89%	9.76%		8.30%